PGIM Jennison Emerging Markets Equity Opportunities Fund Expense Example - PGIM Jennison Emerging Markets Equity Opportunities Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 675
Expense Example, with Redemption, 3 Years	983
Expense Example, with Redemption, 5 Years	1,314
Expense Example, with Redemption, 10 Years	2,245
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	760
Expense Example, with Redemption, 5 Years	1,339
Expense Example, with Redemption, 10 Years	2,642
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,378
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	$ 1,255